Basis of preparation - Additional Information (Details)		12 Months Ended
	Feb. 08, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Basis of Preparation [Line Items]
Percentage of entity's revenue		100.00%
Affiliated entities [Member]
Basis of Preparation [Line Items]
Percentage of entity's revenue		37.10%	58.20%	60.00%
Percentage of entity's assets		63.60%	76.10%
Percentage of entitys liabilities		75.00%	78.20%
Beize Group [Member]
Basis of Preparation [Line Items]
Capital contribution percentage	0.10%